Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Formation and operating costs	$ 2,242,839	$ 240	$ 7,067	$ 3,166,891
Loss from operations	(2,242,839)	(240)	(7,067)	(3,166,891)
Other income:
Change in fair value of over-allotment units				44,550
Interest income earned on Trust Account	147,531			160,252
Total other income	147,531			204,802
Net loss	$ (2,095,308)	$ (240)	$ (7,067)	$ (2,962,089)
Basic weighted average shares outstanding, ordinary shares subject to possible redemption	11,500,000			10,919,414
Diluted weighted average shares outstanding, ordinary shares subject to possible redemption	11,500,000	0	0	10,919,414
Basic net loss per ordinary share subject to possible redemption (in Dollars per share)	$ (0.14)			$ (0.21)
Diluted net loss per ordinary share subject to possible redemption	$ (0.14)	$ 0.00	$ 0.00	$ (0.21)
Basic weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,700,000	2,700,000	3,048,901
Diluted weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,700,000	2,700,000	3,048,901
Basic net loss per nonredeemable ordinary share	$ (0.14)	$ 0.00	$ 0.00	$ (0.21)
Diluted net loss per nonredeemable ordinary share	$ (0.14)	$ 0.00	$ 0.00	$ (0.21)